Leasehold improvement and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Leasehold improvement and equipment
Summary of leasehold improvement and equipment

		Laboratory
	Leasehold	and office
	improvements	equipment	Total
Cost as of January 1, 2022	74	7,321	7,395
Additions	0	658	658
Cost as of December 31, 2022	74	7,979	8,053

Accumulated depreciation as of January 1, 2022	54	3,527	3,581
Depreciation charge for the year	2	647	649
Accumulated depreciation as of December 31, 2022	56	4,174	4,230
Carrying value as of December 31, 2022	18	3,805	3,823

		Laboratory
	Leasehold	and office
	improvements	equipment	Total
Cost as of January 1, 2021	74	5,125	5,199
Additions	—	2,196	2,196
Cost as of December 31, 2021	74	7,321	7,395

Accumulated depreciation as of January 1, 2021	47	2,926	2,973
Depreciation charge for the year	7	601	608
Accumulated depreciation as of December 31, 2021	54	3,527	3,581
Carrying value as of December 31, 2021	20	3,794	3,814